Note 20 - Trade Receivables	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
20.	TRADE RECEIVABLES

	2021	2020
Trade receivables	5,306.9	4,861.0
Bad debt provision	(668.3)	(676.5)
Net, trade receivables	4,638.6	4,184.5
Related parties (Note 32)	153.0	118.6
Total current trade receivables	4,791.6	4,303.1

The details of the aging of the Company’s current trade receivables, net of impairment losses, are as follows:

	Net carrying amount as of December 31,	No past due	Past due – within 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due over 360 days
Trade receivables	5,306.9	4,203.8	358.2	52.1	31.5	21.9	33.8	605.6
Bad debt provision	(668.3)	(10.4)	-	-	(2.3)	(16.2)	(33.8)	(605.6)
2021	4,638.6	4,193.4	358.2	52.1	29.2	5.7	-	-

Trade receivables	4,861.0	3,925.9	187.5	53.2	19.0	38.2	71.1	566.1
Bad debt provision	(676.5)	(5.8)	-	-	(4.3)	(29.2)	(71.1)	(566.1)
2020	4,184.5	3,920.1	187.5	53.2	14.7	9.0	-	-

The changes in bad debt provision, are as follows:

At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	(668.3)

The Company’s exposure to credit risks, currency and interest rate risks is disclosed in Note 28 - Financial instruments and risks.